FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	May 24, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 3,392		$ 2,745
Corporate borrowings	2,739		3,173
Non-recourse borrowings	26,509		20,177
Financial liabilities	3,240		3,374
Lease liabilities	4,924		4,858
Interest Expense:
Corporate borrowings	1,258		477
Non-recourse borrowings	7,164		6,226
Debt in breach of asset-level financial covenants	145
Subordinated notes, Maturing 2081
Interest Expense:
Non-recourse borrowings	250	$ 250	0
Annual rate		5.00%
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	2,980		2,346
Corporate borrowings	431		0
Non-recourse borrowings	2,599		1,052
Financial liabilities	1,510		696
Lease liabilities	459		279
Interest Expense:
Corporate borrowings	96		72
Non-recourse borrowings	1,046		853
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	46		27
Corporate borrowings	0		0
Non-recourse borrowings	2,797		881
Financial liabilities	101		1,138
Lease liabilities	437		247
Interest Expense:
Corporate borrowings	96		72
Non-recourse borrowings	968		811
Later than two years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	47		71
Corporate borrowings	554		1,681
Non-recourse borrowings	11,335		8,336
Financial liabilities	122		350
Lease liabilities	1,169		647
Interest Expense:
Corporate borrowings	229		163
Non-recourse borrowings	2,199		1,970
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	319		301
Corporate borrowings	1,754		1,492
Non-recourse borrowings	9,778		9,908
Financial liabilities	1,507		1,190
Lease liabilities	2,859		3,685
Interest Expense:
Corporate borrowings	837		170
Non-recourse borrowings	$ 2,951		$ 2,592